SCHEDULE OF SUPPLEMENTAL CASH FLOW INFORMATION RELATED TO OPERATING LEASES (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)
Right-of-use Assets And Operating Liabilities
Amortization charge of right-of-use assets	$ 221,311	$ 1,719,081	$ 1,895,294	$ 1,895,294
ROU assets obtained in exchange for operating lease liabilities	546,998	4,248,914
Interest of lease liabilities	7,883	61,232	139,296	232,002
Cash paid for operating leases	$ 230,251	$ 1,788,518	$ 2,044,020	$ 2,044,020